8. Deposits (Details)	Dec. 31, 2016 USD ($)
Time Deposits [Line Items]
2017	$ 65,384,502
2018	17,229,272
2019	14,568,044
2020	7,898,848
2021	11,309,263
Total time certificates of deposit	$ 116,389,929